Shareholder Report, Line Graph (Details) 193908_Innovator Laddered Allocation Buffer ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Feb. 08, 2022	Oct. 31, 2025
Innovator Laddered Allocation Buffer ETF™
Account Value [Line Items]
Line Graph and Table Measure Name					Innovator Laddered Allocation Buffer ETF NAV
Accumulated Value	$ 12,686	$ 10,048	$ 9,228	$ 10,000	$ 14,491
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	13,172	9,544	8,665	10,000	$ 15,998
MerQube US Large Cap Equity Buffer Laddered Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MerQube US Large Cap Equity Buffer Laddered Index
Accumulated Value	$ 12,717	$ 10,065	$ 9,234	$ 10,000	$ 14,537